(32) RELATED PARTY TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advances [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
TOTAL LIABILITIES		657
INCOME
EXPENSES
Advances [Member] | Foz do Chapeco Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
TOTAL LIABILITIES		930
INCOME
EXPENSES
Advances [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS		0
TOTAL LIABILITIES		1,155
INCOME
EXPENSES
Advances [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
TOTAL LIABILITIES		418
INCOME
EXPENSES
Others [Member] | Instituto CPFL [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
TOTAL LIABILITIES
INCOME
EXPENSES	3,711	4,151	3,613
Dividend and interest on capital [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	198	3
TOTAL LIABILITIES
INCOME
EXPENSES
Dividend and interest on capital [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	59,289	65,010
TOTAL LIABILITIES
INCOME
EXPENSES
Dividend and interest on capital [Member] | Chapecoense Geracao S.A. ("Chapecoense") [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	37,090	33,733
TOTAL LIABILITIES
INCOME
EXPENSES
Intangible assets, property, plant and equipment, materials and services rendered [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	3,504	2
TOTAL LIABILITIES
INCOME	2,240	2,225	1,582
EXPENSES
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Foz do Chapeco Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	11	15
TOTAL LIABILITIES
INCOME	2,148	2,143	1,726
EXPENSES
Intangible assets, property, plant and equipment, materials and services rendered [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	2	2
TOTAL LIABILITIES
INCOME	1,991	1,902	1,665
EXPENSES
Intangible assets, property, plant and equipment, materials and services rendered [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS		534
TOTAL LIABILITIES
INCOME	392	3	(469)
EXPENSES
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Entities under common control [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
INCOME
EXPENSES	77
Energy purchases and sales, and charges [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	3,082
TOTAL LIABILITIES	6,544	2,993
INCOME	3,095	12
EXPENSES	33,792	44,575	80,362
Energy purchases and sales, and charges [Member] | Foz do Chapeco Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	1,773
TOTAL LIABILITIES	45,009	41,850
INCOME	20,901	18
EXPENSES	495,111	490,713	381,193
Energy purchases and sales, and charges [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	1,017	943
TOTAL LIABILITIES	62,330	78,639
INCOME	11,674	10,338	8,763
EXPENSES	364,383	354,430	281,530
Energy purchases and sales, and charges [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
TOTAL LIABILITIES	6,737	13,397
INCOME		19
EXPENSES	79,701	143,845	137,376
Energy purchases and sales, and charges [Member] | Entities under common control [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS
TOTAL LIABILITIES
INCOME
EXPENSES	200,771
Energy purchases and sales, and charges [Member] | Subsidiaries of State Grid Corporation of China [Member]
Disclosure of transactions between related parties [line items]
TOTAL LIABILITIES	2,998	16
EXPENSES	R$ 200,771	R$ 152,369	R$ 91,302